Note 11 - Income Taxes - Reconciliation of Actual Income Tax Expense to the Expected Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Computed “expected” tax expense	$ 10,103,000	$ 9,893,000	$ 8,689,000
State income taxes, net of Federal income tax benefit	552,000	1,056,000	432,000
Tax exempt interest, net of interest expense exclusion	(245,000)	(186,000)	(226,000)
Earnings on cash surrender value of life insurance	(173,000)	(170,000)	(177,000)
Expenses not deductible for tax purposes	14,000	37,000	16,000
Equity based compensation	(6,000)	15,000	(39,000)
Other	(627,000)	422,000	88,000
Income Tax Expense (Benefit), Total	$ 9,618,000	$ 11,067,000	$ 8,783,000